UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Breithorn Capital Management, LLC

   Address:               509 Madison Avenue, 16th Floor
                          New York, NY 10022

   Form 13F File Number:  028-14396


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Adrian Ulrich

   Title:                 COO

   Phone:                 212-487-4964

   Signature, Place, and Date of Signing:

     /s/ Adrian Ulrich            New York, NY               08/15/2011
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)                (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 87

Form 13F Information Value Total (thousands):     $116,101

List of Other Included Managers: NONE

                         Form 13F-HR Information Table

                              TITLE OF                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS         CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                  -----         -----      --------  -------  ---  ----  ----------  --------  ----    ------  ----
ALLIANT TECHSYSTEMS           COM            018804104    1,469     20,595  SH            Sole                13,195           7,400
ALTRIA GROUP INC              COM            02209S103      333     12,620  SH            Sole                12,620
AMERICAN GREETINGS CORP       CL A           026375105    1,903     79,160  SH            Sole                49,060          30,100
ASPEN INS HLDGS LTD           SHS            G05384105    1,371     53,295  SH            Sole                34,195          19,100
BABCOCK & WILCOX CO NEW       COM            05615F102    1,351     48,770  SH            Sole                31,670          17,100
BALDA AG                      COM              5821499      158     12,000  SH            Sole                12,000
BANK MONTREAL QUE             COM            063671101      370      5,820  SH            Sole                 5,820
BCE INC                       COM            05534B760      392      9,980  SH            Sole                 9,980
BMC SOFTWARE INC              COM            055921100    1,418     25,930  SH            Sole                16,830           9,100
BP PLC                        SPONSORED ADR  055622104      450     10,169  SH            Sole                10,169
BRINKS CO                     COM            109696104    1,440     48,265  SH            Sole                31,265          17,000
CANON INC                     ADR            138006309      288      6,050  SH            Sole                 6,050
CARTER INC                    COM            146229109    1,555     50,560  SH            Sole                32,360          18,200
CATERPILLAR INC DEL           COM            149123101    1,353     12,713  SH            Sole                12,713
CHEMED CORP NEW               COM            16359R103    1,747     26,660  SH            Sole                17,260           9,400
CHEVRON CORP NEW              COM            166764100    3,470     33,738  SH            Sole                33,738
COLLECTORS UNIVERSE COM NEW   COM            19421R200      224     15,120  SH            Sole                15,120
CONSOLIDATED EDISON           COM            209115104      324      6,090  SH            Sole                 6,090
CORE MARK HLDG CO INC         COM            218681104    1,660     46,485  SH            Sole                30,085          16,400
CROWN HOLDINGS, INC.          COM            228368106      202      5,200  SH            Sole                 5,200
CSG SYS INTL INC              COM            126349109    1,338     72,400  SH            Sole                46,700          25,700
CSX CORP                      COM            126408103    2,104     80,237  SH            Sole                80,237
DEVON ENERGY CORP NEW         COM            25179M103    1,369     17,374  SH            Sole                17,374
DRESSER-RAND GROUP INC        COM            261608103    1,450     26,985  SH            Sole                17,435           9,550
DU PONT E I DE NEMOURS & CO   COM            263534109      377      6,980  SH            Sole                 6,980
EARTHLINK INC                 COM            270321102      231     30,010  SH            Sole                30,010
EMCOR GROUP INC               COM            29084Q100    1,573     53,665  SH            Sole                35,915          17,750
ENERGY TRANSFER PRTNRS LP     UNIT LTD
                              PARTN          29273R109      223      4,560  SH            Sole                 4,560
ENERGYSOLUTIONS INC           COM            292756202    3,492    706,860  SH            Sole               580,360         126,500
ENTEGRIS INC                  COM            29362U104    4,388    433,640  SH            Sole               369,540          64,100
EQUAL ENERGY LTD              COM            29390Q109    2,522    376,950  SH            Sole               298,050          78,900
ETFS GOLD TR                  SHS            26922Y105    3,170     21,290  SH            Sole                21,290
ETFS PLATINUM TR              SH BEN INT     26922V101      958      5,600  SH            Sole                 5,600
FLUOR CORP NEW                COM            343412102    1,792     27,711  SH            Sole                27,711
FREEPORT-MCMORAN COPPER & GO  COM            35671D857      840     15,884  SH            Sole                15,884
FURIEX PHARMACEUTICALS INC    COM            36106P101    2,250    126,477  SH            Sole               113,311          13,166
POWERSHARES ETF TRUST         GOLDEN DRG
                              USX            73935X401      365     13,900  SH            Sole                13,900
GOODRICH CORP                 COM            382388106    1,685     17,646  SH            Sole                17,646
HEALTH NET INC                COM            42222G108    2,044     63,710  SH            Sole                41,010          22,700
INTERNATIONAL BUSINESS MACHS  COM            459200101    1,895     11,045  SH            Sole                11,045
IDT CORP                      CL B NEW       448947507    3,828    141,660  SH            Sole               115,860          25,800
IMMUCOR INC                   COM            452526106    3,458    169,360  SH            Sole               132,060          37,300
INTERDIGITAL INC              COM            45867G101    1,312     32,125  SH            Sole                32,125
ISHARES INC                   MSCI
                              SINGAPORE      464286673      147     10,700  SH            Sole                10,700
ISHARES SILVER TRUST          ISHARES        46428Q109    3,318     98,050  SH            Sole                98,050
JAKKS PAC INC                 COM            47012E106    1,100     59,750  SH            Sole                37,900          21,850
KIMBERLY CLARK CORP           COM            494368103      270      4,060  SH            Sole                 4,060
MCDERMOTT INTL INC            COM            580037109    1,657     83,625  SH            Sole                54,225          29,400
MERCK & CO INC NEW            COM            58933Y105      298      8,450  SH            Sole                 8,450
MF GLOBAL HLDGS LTD           COM            55277J108    2,377    307,120  SH            Sole               238,820          68,300
MICROCHIP TECHNOLOGY INC      COM            595017104      360      9,500  SH            Sole                 9,500
MOBILE TELESYSTEMS OJSC       SPONSORED ADR  607409109      277     14,550  SH            Sole                14,550
MORGAN STANLEY                COM NEW        617446448    2,198     95,545  SH            Sole                95,545
MYRIAD GENETICS INC           COM            62855J104    2,425    106,770  SH            Sole                68,870          37,900
NEW YORK CMNTY BANCORP INC    COM            649445103    1,260     84,055  SH            Sole                59,255          24,800
NORDION INC                   COM            65563C105    2,985    272,570  SH            Sole               196,420          76,150
NORTHROP GRUMMAN CORP         COM            666807102      274      3,950  SH            Sole                 3,950
NORTHWEST BANCSHARES INC MD   COM            667340103    2,139    170,000  SH            Sole               118,700          51,300
NUANCE COMMUNICATIONS INC     COM            67020Y100    3,411    158,850  SH            Sole               131,850          27,000
OLIN CORP                     COM PAR $1     680665205      253     11,160  SH            Sole                11,160
PALL CORP                     COM            696429307    1,565     27,830  SH            Sole                18,880           8,950
PDL BIOPHARMA INC             COM            69329Y104      164     27,930  SH            Sole                27,930
PENGROWTH ENERGY CORP         COM            70706P104      308     24,500  SH            Sole                24,500
PENN WEST PETE LTD NEW        COM            707887105      262     11,370  SH            Sole                11,370
PFIZER INC                    COM            717081103      402     19,500  SH            Sole                19,500
PHARMACEUTICAL PROD DEV INC   COM            717124101    2,959    110,249  SH            Sole                85,449          24,800
PHILIP MORRIS INTL INC        COM            718172109      380      5,690  SH            Sole                 5,690
PLAINS ALL AMERN PIPELINE L   UNIT LTD
                              PARTN          726503105      218      3,400  SH            Sole                 3,400
RAYTHEON CO                   COM NEW        755111507      314      6,300  SH            Sole                 6,300
REINSURANCE GROUP AMER INC    COM NEW        759351604    2,220     36,480  SH            Sole                24,680          11,800
ROCKWELL AUTOMATION INC       COM            773903109      885     10,199  SH            Sole                10,199
S1 CORPORATION                COM            78463B101    1,372    183,375  SH            Sole               118,375          65,000
SAN JUAN BASIN RTY TR         UNIT BEN INT   798241105      266     11,040  SH            Sole                11,040
SENSIENT TECHNOLOGIES CORP    COM            81725T100    1,438     38,800  SH            Sole                25,000          13,800
SK TELECOM LTD                SPONSORED ADR  78440P108      215     11,520  SH            Sole                11,520
SKYWORKS SOLUTIONS INC        COM            83088M102    1,427     62,095  SH            Sole                39,995          22,100
SPDR INDEX SHS FDS            S&P CHINA ETF  78463X400      371      4,730  SH            Sole                 4,730
STEINWAY MUSICAL INSTRS INC   COM            858495104    1,829     71,205  SH            Sole                47,140          24,065
TELEPHONE & DATA SYS INC      SPL COM        879433860    1,994     74,060  SH            Sole                48,160          25,900
TOWERS WATSON & CO            CL A           891894107    1,448     22,035  SH            Sole                14,135           7,900
UNITED BANKSHARES INC WEST V  COM            909907107      221      9,010  SH            Sole                 9,010
VISTEON CORP                  COM NEW        92839U206    2,754     40,260  SH            Sole                28,160          12,100
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209      419     15,670  SH            Sole                15,670
WILLIS GROUP HOLDINGS PUBLIC  SHS            G96666105    2,403     58,445  SH            Sole                37,645          20,800
WINDSTREAM CORP               COM            97381W104      175     13,520  SH            Sole                13,520
XCEL ENERGY INC               COM            98389B100      267     10,990  SH            Sole                10,990
YAMANA GOLD INC               COM            98462Y100      934     80,337  SH            Sole                80,337